Expense Example, No Redemption (Capital Growth Portfolio Annuity)	Capital Growth Portfolio Capital Growth Portfolio - Capital Growth Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505